LOANS AND PAYMENT PLAN RECEIVABLES, Troubled Debt Restructurings (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($) Payment Contract	Dec. 31, 2018 USD ($) Contract	Dec. 31, 2017 USD ($) Contract
Troubled Debt Restructuring [Abstract]
Troubled debt restructuring		$ 50,722	$ 56,045
Number of consecutive timely payments required | Payment		6
Troubled debt restructuring, specific reserve		$ 5,200	5,600
Additional amounts committed to lend as troubled debt restructurings		$ 50	$ 40
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		24	34	37
Pre-modification recorded balance		$ 4,336	$ 3,089	$ 2,121
Post-modification recorded balance		4,342	3,092	2,135
Increase (decrease) in allowance for loan losses		500	(200)	100
Charge offs due to troubled debt restructurings		$ 0	$ 0	$ 0
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		2	1	7
Recorded Balance		$ 31	$ 13	$ 177
Past due period for modified loans		90 days
Increase (decrease) in allowance for loan loss due to TDRs that subsequently defaulted		$ 0	0	40
Charge-offs on TDRs that subsequently defaulted		$ 0	0	$ 50
Minimum [Member]
Troubled Debt Restructuring [Abstract]
Modification of stated interest rate of loans, range of period		9 months
Modifications involving extension of maturity date, period range		1 month
Maximum [Member]
Troubled Debt Restructuring [Abstract]
Modification of stated interest rate of loans, range of period		36 months
Modification of stated interest rate of loans, range of period in certain circumstances		480 months
Modifications involving extension of maturity date, period range		60 months
Modifications involving extension of maturity date, period range in certain circumstances		230 months
Performing TDR's [Member]
Troubled Debt Restructuring [Abstract]
Troubled debt restructuring		$ 47,575	53,087
Non-performing TDR's [Member]
Troubled Debt Restructuring [Abstract]
Troubled debt restructuring	[1]	3,147	2,958
Commercial [Member]
Troubled Debt Restructuring [Abstract]
Troubled debt restructuring		8,514	6,534
Commercial [Member] | Performing TDR's [Member]
Troubled Debt Restructuring [Abstract]
Troubled debt restructuring		7,974	6,460
Commercial [Member] | Non-performing TDR's [Member]
Troubled Debt Restructuring [Abstract]
Troubled debt restructuring	[1]	$ 540	$ 74
Commercial [Member] | Commercial and Industrial [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		8	7	15
Pre-modification recorded balance		$ 1,609	$ 652	$ 925
Post-modification recorded balance		$ 1,609	$ 652	$ 925
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		1	0	6
Recorded Balance		$ 19	$ 0	$ 164
Commercial [Member] | Commercial Real Estate [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		3	2	0
Pre-modification recorded balance		$ 1,479	$ 204	$ 0
Post-modification recorded balance		$ 1,479	$ 204	$ 0
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	0	0
Recorded Balance		$ 0	$ 0	$ 0
Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		0	1	0
Pre-modification recorded balance		$ 0	$ 419	$ 0
Post-modification recorded balance		$ 0	$ 419	$ 0
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	0	0
Recorded Balance		$ 0	$ 0	$ 0
Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		2	9	5
Pre-modification recorded balance		$ 478	$ 991	$ 423
Post-modification recorded balance		$ 483	$ 994	$ 429
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		1	0	0
Recorded Balance		$ 12	$ 0	$ 0
Mortgage [Member] | 1-4 Non-owner Occupied [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		1	0	1
Pre-modification recorded balance		$ 507	$ 0	$ 33
Post-modification recorded balance		$ 505	$ 0	$ 33
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	0	0
Recorded Balance		$ 0	$ 0	$ 0
Mortgage [Member] | 1-4 Family - 2nd Lien [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		3	0	0
Pre-modification recorded balance		$ 75	$ 0	$ 0
Post-modification recorded balance		$ 75	$ 0	$ 0
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	0	0
Recorded Balance		$ 0	$ 0	$ 0
Mortgage [Member] | Resort Lending [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		0	1	1
Pre-modification recorded balance		$ 0	$ 115	$ 189
Post-modification recorded balance		$ 0	$ 114	$ 189
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	0	0
Recorded Balance		$ 0	$ 0	$ 0
Installment [Member] | Boat Lending [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		0	0	0
Pre-modification recorded balance		$ 0	$ 0	$ 0
Post-modification recorded balance		$ 0	$ 0	$ 0
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	0	0
Recorded Balance		$ 0	$ 0	$ 0
Installment [Member] | Recreational Vehicle Lending [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		0	0	0
Pre-modification recorded balance		$ 0	$ 0	$ 0
Post-modification recorded balance		$ 0	$ 0	$ 0
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	0	0
Recorded Balance		$ 0	$ 0	$ 0
Installment [Member] | Other [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		7	14	15
Pre-modification recorded balance		$ 188	$ 708	$ 551
Post-modification recorded balance		$ 191	$ 709	$ 559
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	1	1
Recorded Balance		$ 0	$ 13	$ 13
Retail [Member]
Troubled Debt Restructuring [Abstract]
Troubled debt restructuring	[2]	42,208	49,511
Retail [Member] | Performing TDR's [Member]
Troubled Debt Restructuring [Abstract]
Troubled debt restructuring	[2]	39,601	46,627
Retail [Member] | Non-performing TDR's [Member]
Troubled Debt Restructuring [Abstract]
Troubled debt restructuring	[1],[2],[3]	$ 2,607	$ 2,884

[1]	Included in non-performing loans table above.
[2]	Retail loans include mortgage and installment loan segments.
[3]	Also includes loans on non-accrual at the time of modification until six payments are received on a timely basis.